Post-Retirement Benefit Obligations - Summary of Expected Contributions of Post-retirement Benefit Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [Line Items]
Expected payments	¥ 4,489	¥ 4,747
Less than 1 year [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	168	168
2 and 5 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	678	679
Between 6 and 10 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	841	851
Over 10 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	¥ 2,802	¥ 3,049